Convertible Promissory Notes (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Amortization of debt discount	$ 75,437	$ 112,522	$ 504,195		$ 340,816
Convertible Debt [Member]
Debt Instrument [Line Items]
Interest expense	13,125	12,540	42,025		122,268
Amortization of debt discount	75,437	112,522	504,195		340,816
Debt conversion, price per share	$ 0.5		$ 0.5
Fair market value of conversion feature	356,700		384,598		423,480
Term in year	2 years		3 years
Expected dividend yield	0.00%		0.00%
Expected volatility	181.90%		208.60%
Risk free interest rate	0.44%		0.38%
Convertible Debt [Member] | Expires Two Years From Date Of Exchange [Member]
Debt Instrument [Line Items]
Warrant exercise price	$ 1.00		$ 1.00
Convertible Debt [Member] | Expires Three Years From Date Of Exchange [Member]
Debt Instrument [Line Items]
Warrant exercise price	$ 1.50		$ 1.50
Convertible Debt [Member] | First Capital A.G. Note Five [Member]
Debt Instrument [Line Items]
Amount excluded from primary terms	$ 100,000		$ 100,000
Debt conversion, rate			60.00%
Term in year			3 months 26 days
Expected dividend yield			0.00%	[1]
Expected volatility			208.60%	[2]
Risk free interest rate			0.07%	[3]

[1]	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
[2]	Expected volatility is based on average volatility of historical share trade information. The Company believes this method produces an estimate that is representative of the Company's expectations of future volatility over the expected term of the warrants.
[3]	The risk-free interest rate was determined by management using the Treasury Bill rates with maturity from 3-month to 6-month as of December 31, 2013.